New accounting pronouncements - Leases (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	€ 10,546	€ 9,771		€ 9,771	€ 10,546
Total Assets			€ 142,020	297,182
Total Liabilities			92,172	114,608
Short-term leases recognized on a straight line basis as an expense			(9,230)	€ (158)
Disclosure of quantitative information about right-of-use assets [abstract]
Additions to right-of-use assets		4,230
Depreciation, right-of-use assets		(4,518)
Lease modifications, right of use assets		(580)
Effect of translation, right of use assets		93
Right-of-use assets, end of period	10,546	9,771
Lease liabilities [abstract]
Lease liabilities, beginning of period	9,147	9,147	2,244
Additions to lease liabilities		4,180
Interest expense on lease liabilities		1,293
Lease modifications, lease liabilities		(598)
Payments		(4,945)	(2,244)
Effect of translation, lease liabilities		106
Lease liabilities, end of period	9,147	9,183	9,147
Rent expense, short-term leases		1,682
Previously stated
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitment pre-adoption			€ 9,230
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	10,546				10,546
Prepayments					(1,399)
Total Assets					9,147
Interest bearing loans and borrowings					9,147
Total Liabilities					9,147
Operating lease commitment pre-adoption					11,990
Short-term leases recognized on a straight line basis as an expense					€ (731)
Exercise of renewal option	3,013
Other	478
Discounted using incremental borrowing rate	(2,843)
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets, end of period	€ 10,546
Lease liabilities [abstract]
Rent expense, short-term leases		€ 135